Segment Information (Segment Results From Continuing Operations) (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment									3
Segment Reporting Information [Line Items]
Trade sales	$ 1,182,000,000.0	$ 1,207,600,000	$ 845,100,000	$ 1,045,500,000	$ 1,144,900,000	$ 1,239,300,000	$ 1,213,200,000	$ 1,155,100,000	$ 4,280,200,000	$ 4,752,500,000	$ 4,269,500,000
Total Segment Sales									4,329,000,000.0	4,813,000,000.0	4,336,900,000
EBIT									407,500,000	486,800,000	460,300,000
Depreciation and Amortization									189,400,000	191,900,000	136,100,000
Goodwill impairment			25,000,000						25,400,000	0	0
Charge for stock write-off				$ 4,000,000					3,500,000
Hydraulic Cylinders
Segment Reporting Information [Line Items]
Goodwill impairment			$ 25,400,000						25,400,000
Bedding Products
Segment Reporting Information [Line Items]
Trade sales									2,039,300,000	2,254,300,000	1,795,300,000
Total Segment Sales									2,071,500,000	2,295,600,000	1,841,900,000
EBIT									192,400,000	214,900,000	171,400,000
Depreciation and Amortization									106,700,000	107,300,000	47,300,000
Goodwill impairment									0
Specialized Products
Segment Reporting Information [Line Items]
Trade sales									891,200,000	1,066,800,000	1,056,300,000
Total Segment Sales									894,000,000.0	1,070,000,000.0	1,059,000,000.0
EBIT									92,000,000.0	169,900,000	189,500,000
Depreciation and Amortization									44,300,000	41,800,000	39,000,000.0
Goodwill impairment									25,400,000
Furniture, Flooring & Textile Products
Segment Reporting Information [Line Items]
Trade sales									1,349,700,000	1,431,400,000	1,417,900,000
Total Segment Sales									1,363,500,000	1,447,400,000	1,436,000,000.0
EBIT									126,500,000	102,300,000	99,900,000
Depreciation and Amortization									25,500,000	25,700,000	27,000,000.0
Goodwill impairment									0
Intersegment eliminations
Segment Reporting Information [Line Items]
Trade sales									(48,800,000)	(60,500,000)	(67,400,000)
Intersegment eliminations | Bedding Products
Segment Reporting Information [Line Items]
Trade sales									(32,200,000)	(41,300,000)	(46,600,000)
Intersegment eliminations | Specialized Products
Segment Reporting Information [Line Items]
Trade sales									(2,800,000)	(3,200,000)	(2,700,000)
Intersegment eliminations | Furniture, Flooring & Textile Products
Segment Reporting Information [Line Items]
Trade sales									(13,800,000)	(16,000,000.0)	(18,100,000)
Intersegment eliminations and other
Segment Reporting Information [Line Items]
Intersegment eliminations and other									(3,400,000)	(300,000)	(500,000)
Depreciation and Amortization									$ 12,900,000	$ 17,100,000	$ 22,800,000